Long-Term Debt and Other Financial Liabilities, April 2023 Neptune Sale and Leaseback (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Installment	Apr. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)
Secured Debt [Abstract]
Balance outstanding	$ 63,947,000		$ 42,606,000
April 2023 Neptune Sale and Leaseback [Member]
Secured Debt [Abstract]
Financing amount		$ 12,250,000
Interest rate	4.25%
Term of variable rate	3 months
Principal repayment term	5 years
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 97,500
Balloon payment	$ 6,400,000
Minimum security coverage ratio, first twelve months	120.00%
Minimum security coverage ratio, thereafter	130.00%
Minimum liquidity	$ 350,000
Term of bareboat charter	5 years
Balance outstanding	$ 12,055,000